Stock Plans (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares or Awards Available For Grant, Balance at Beginning of Period	0	2,578	3,393
Options granted		(1,718)	(734)
Options exercised	0
Options cancelled and expired	0	290	45
Options forfeited			55
Awards granted			(181)
Awards issued		0	0
Expiration of option plan		(1,150)
Shares or Awards Available For Grant, Balance at End of Period	0	0	2,578
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Balance at Beginning of Period	6,842	5,595	5,115
Options granted		1,718	734
Options exercised	(75)
Options cancelled and expired	(35)	(290)	(241)
Options forfeited			(55)
Awards granted			181
Awards issued		(181)	(139)
Expiration of option plan		0
Options, Balance at End of Period	6,732	6,842	5,595
Weighted Average Exercise Price, Balance at Beginning of Period	$ 1.33	$ 1.56	$ 2.29
Weighted Average Exercise Price, Granted		$ 1.14	$ 1.44
Weighted Average Exercise Price, Exercised	$ 1.50
Weighted Average Exercise Price, Cancelled and Expired	$ 3.29	$ 5.54	$ 15.01
Weighted Average Exercise Price, Forfeited			$ 1.77
Weighted Average Exercise Price, Balance at End of Period	$ 1.31	$ 1.33	$ 1.56